Glossary
The following abbreviations are used in the Funds’ descriptions:
144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
CVT—Convertible Security
ETF—Exchange-Traded Fund
REIT(s)—Real Estate Investment Trust(s)

PGIM Jennison Equity Income Fund
Schedule of Investments as of July 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 98.3%
Common Stocks 93.0%
Aerospace & Defense 5.5%
Boeing Co. (The)	57,610	$ 19,655,380
Lockheed Martin Corp.	78,128	28,295,618
Safran SA (France)	190,075	27,269,353
		75,220,351
Banks 6.6%
Bank of America Corp.	931,735	28,585,630
BB&T Corp.(a)	710,831	36,629,121
JPMorgan Chase & Co.	220,876	25,621,616
		90,836,367
Beverages 1.9%
Keurig Dr. Pepper, Inc.(a)	903,303	25,418,946
Capital Markets 0.7%
CME Group, Inc.	22,984	4,468,549
Moelis & Co. (Class A Stock)	157,879	5,753,111
		10,221,660
Chemicals 1.2%
Akzo Nobel NV (Netherlands)	167,491	15,792,172
Commercial Services & Supplies 0.8%
Republic Services, Inc.	128,358	11,378,937
Communications Equipment 4.3%
Cisco Systems, Inc.	564,166	31,254,796
Nokia OYJ (Finland), ADR(a)	5,185,122	28,051,510
		59,306,306
Consumer Finance 1.7%
American Express Co.	183,554	22,828,611
Diversified Financial Services 0.0%
Gateway Energy & Resource Holdings LLC Private Placement, (original cost $2,000,000; purchased 12/14/07), 144A*^(f)	100,000	463,150

PGIM Jennison Equity Income Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Diversified Telecommunication Services 2.2%
AT&T, Inc.	706,495	$ 24,056,155
Verizon Communications, Inc.	121,300	6,704,251
		30,760,406
Electric Utilities 5.2%
Edison International	461,353	34,389,253
Entergy Corp.	135,871	14,350,695
Exelon Corp.	509,269	22,947,661
		71,687,609
Entertainment 1.8%
Walt Disney Co. (The)	170,347	24,361,325
Equity Real Estate Investment Trusts (REITs) 4.1%
American Tower Corp.	52,245	11,056,087
Boston Properties, Inc.	155,818	20,716,003
Prologis, Inc.	297,797	24,005,416
		55,777,506
Food & Staples Retailing 1.3%
Walmart, Inc.	164,343	18,140,180
Food Products 1.5%
Mondelez International, Inc. (Class A Stock)	393,321	21,038,740
Health Care Equipment & Supplies 3.5%
Abbott Laboratories	372,456	32,440,917
Zimmer Biomet Holdings, Inc.	110,552	14,938,892
		47,379,809
Hotels, Restaurants & Leisure 2.7%
McDonald’s Corp.	174,877	36,850,082
Household Products 1.3%
Procter & Gamble Co. (The)	146,543	17,297,936
Industrial Conglomerates 1.0%
Honeywell International, Inc.	79,389	13,691,427

PGIM Jennison Equity Income Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance 4.7%
Chubb Ltd.	253,516	$ 38,747,386
MetLife, Inc.	508,401	25,125,177
		63,872,563
Metals & Mining 1.3%
Anglo American PLC (South Africa)	718,181	17,631,447
Mortgage Real Estate Investment Trusts (REITs) 2.1%
MFA Financial, Inc.	2,661,388	19,108,766
Starwood Property Trust, Inc.	396,310	9,206,281
		28,315,047
Multi-Utilities 0.9%
Dominion Energy, Inc.	174,767	12,983,440
Oil, Gas & Consumable Fuels 7.1%
BP PLC (United Kingdom), ADR	836,690	33,250,061
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	430,178	27,053,894
Williams Cos., Inc. (The)	1,513,039	37,281,281
		97,585,236
Pharmaceuticals 6.4%
AstraZeneca PLC (United Kingdom), ADR(a)	975,853	42,361,779
Elanco Animal Health, Inc.*	480,036	15,821,987
Merck & Co., Inc.	348,863	28,952,140
		87,135,906
Road & Rail 1.8%
Union Pacific Corp.	133,056	23,943,427
Semiconductors & Semiconductor Equipment 9.9%
Advanced Micro Devices, Inc.*(a)	831,417	25,316,648
Broadcom, Inc.	48,669	14,113,523
Intel Corp.	322,395	16,297,067
Lam Research Corp.	106,671	22,252,637
Marvell Technology Group Ltd.	637,913	16,751,596
QUALCOMM, Inc.	566,057	41,412,730
		136,144,201

PGIM Jennison Equity Income Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software 1.7%
Microsoft Corp.	165,948	$ 22,613,734
Specialty Retail 4.7%
Foot Locker, Inc.	318,268	13,068,084
Lowe’s Cos., Inc.	138,440	14,037,816
Ross Stores, Inc.	349,340	37,040,520
		64,146,420
Tobacco 2.9%
Philip Morris International, Inc.	480,805	40,200,106
Transportation Infrastructure 1.3%
Atlantia SpA (Italy)	671,366	17,227,475
Wireless Telecommunication Services 0.9%
Tele2 AB (Sweden) (Class B Stock)	868,224	12,428,912

Total Common Stocks (cost $1,080,764,422)		1,272,679,434
Preferred Stocks 4.5%
Electric Utilities 1.0%
American Electric Power Co., Inc., CVT, 6.125%(a)	263,890	14,376,727
Health Care Equipment & Supplies 2.1%
Danaher Corp., Series A, CVT, 4.750%(a)	25,070	28,451,943
Multi-Utilities 1.4%
Sempra Energy, Series A, CVT, 6.000%	172,362	19,159,760
Total Preferred Stocks (cost $57,174,918)		61,988,430

PGIM Jennison Equity Income Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Convertible Bond 0.8%
Insurance
AXA SA (France), Sr. Unsec’d. Notes, 144A (cost $10,536,344)	7.250%	05/15/21	10,377	$ 11,188,015

Total Long-Term Investments (cost $1,148,475,684)				1,345,855,879

	Shares
Short-Term Investments 11.6%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	18,396,772	18,396,772
PGIM Institutional Money Market Fund (cost $140,556,285; includes $140,297,531 of cash collateral for securities on loan)(b)(w)	140,530,973	140,559,079

Total Short-Term Investments (cost $158,953,057)		158,955,851

TOTAL INVESTMENTS 109.9% (cost $1,307,428,741)		1,504,811,730
Liabilities in excess of other assets (9.9)%		(135,804,515)

Net Assets 100.0%		$ 1,369,007,215

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $463,150 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $133,747,481; cash collateral of $140,297,531 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $2,000,000. The aggregate value of $463,150 is 0.0% of net assets.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of July 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 100.1%
Common Stocks 99.9%
Airlines 2.3%
Alaska Air Group, Inc.	30,300	$ 1,919,808
JetBlue Airways Corp.*	288,645	5,550,643
United Airlines Holdings, Inc.*	75,600	6,948,396
		14,418,847
Auto Components 2.1%
BorgWarner, Inc.	116,900	4,418,820
Goodyear Tire & Rubber Co. (The)	323,700	4,444,401
Lear Corp.	35,600	4,513,368
		13,376,589
Banks 10.3%
Associated Banc-Corp.	41,000	888,470
Bank OZK	27,100	828,718
BankUnited, Inc.	29,400	1,011,654
BOK Financial Corp.	5,300	443,504
CIT Group, Inc.	21,400	1,081,770
Citizens Financial Group, Inc.	192,300	7,165,098
Comerica, Inc.	12,000	878,400
Fifth Third Bancorp	264,533	7,853,985
First Horizon National Corp.	71,200	1,167,680
FNB Corp.	33,000	397,650
Huntington Bancshares, Inc.	353,300	5,034,525
KeyCorp	403,400	7,410,458
M&T Bank Corp.	36,100	5,929,425
PacWest Bancorp	77,100	2,978,373
People’s United Financial, Inc.	117,100	1,922,782
Pinnacle Financial Partners, Inc.	17,500	1,062,950
Popular, Inc. (Puerto Rico)	32,100	1,847,676
Regions Financial Corp.	444,900	7,087,257
Sterling Bancorp	46,300	1,011,655
Synovus Financial Corp.	18,200	694,694
Texas Capital Bancshares, Inc.*	13,000	818,090
Umpqua Holdings Corp.	41,900	731,574
Wintrust Financial Corp.	11,700	837,018
Zions Bancorp NA	133,900	6,034,873
		65,118,279
Beverages 0.9%
Molson Coors Brewing Co. (Class B Stock)	109,400	5,906,506

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Building Products 0.9%
Owens Corning	97,600	$ 5,660,800
Capital Markets 2.0%
Franklin Resources, Inc.	6,700	218,621
Invesco Ltd.	300,700	5,770,433
Janus Henderson Group PLC (United Kingdom)	36,500	732,555
State Street Corp.	105,400	6,122,686
		12,844,295
Chemicals 3.2%
Eastman Chemical Co.	65,600	4,942,960
Mosaic Co. (The)	249,000	6,272,310
Olin Corp.	190,300	3,819,321
Westlake Chemical Corp.	76,600	5,175,862
		20,210,453
Commercial Services & Supplies 0.4%
ADT, Inc.(a)	402,277	2,554,459
Construction & Engineering 0.7%
AECOM*	113,066	4,064,723
Consumer Finance 4.1%
Ally Financial, Inc.	198,459	6,531,285
Discover Financial Services	33,500	3,006,290
Navient Corp.	254,400	3,599,760
OneMain Holdings, Inc.	66,100	2,739,845
Santander Consumer USA Holdings, Inc.	193,381	5,203,883
Synchrony Financial	139,700	5,012,436
		26,093,499
Containers & Packaging 2.0%
International Paper Co.	140,900	6,186,919
Packaging Corp. of America	4,500	454,365
Westrock Co.	167,000	6,020,350
		12,661,634
Distributors 0.1%
LKQ Corp.*	30,000	807,900

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Diversified Financial Services 1.8%
AXA Equitable Holdings, Inc.	256,200	$ 5,759,376
Voya Financial, Inc.	102,502	5,757,537
		11,516,913
Diversified Telecommunication Services 1.1%
CenturyLink, Inc.(a)	561,900	6,793,371
Electric Utilities 1.9%
Avangrid, Inc.	43,500	2,198,925
Entergy Corp.	26,100	2,756,682
PPL Corp.	201,200	5,961,556
Xcel Energy, Inc.	13,400	798,774
		11,715,937
Electronic Equipment, Instruments & Components 0.9%
Avnet, Inc.	28,700	1,303,554
Corning, Inc.	140,200	4,311,150
		5,614,704
Entertainment 1.0%
Viacom, Inc. (Class B Stock)	206,600	6,270,310
Equity Real Estate Investment Trusts (REITs) 8.6%
Apple Hospitality REIT, Inc.	321,100	5,044,481
Brandywine Realty Trust	32,500	479,375
Colony Capital, Inc.	832,400	4,703,060
Columbia Property Trust, Inc.	15,700	344,301
Digital Realty Trust, Inc.	22,300	2,550,228
Hospitality Properties Trust	208,800	5,159,448
Host Hotels & Resorts, Inc.	148,400	2,580,676
Kimco Realty Corp.	161,961	3,111,271
Macerich Co. (The)	25,200	832,860
Medical Properties Trust, Inc.	81,969	1,434,458
Paramount Group, Inc.	22,600	312,558
Park Hotels & Resorts, Inc.	197,700	5,221,257
SITE Centers Corp.	266,650	3,799,762
SL Green Realty Corp.	36,000	2,918,880
Ventas, Inc.	29,000	1,951,410
VEREIT, Inc.	676,107	6,166,096

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
VICI Properties, Inc.	203,400	$ 4,340,556
Welltower, Inc.	36,700	3,050,504
		54,001,181
Food & Staples Retailing 0.8%
Kroger Co. (The)	244,100	5,165,156
Food Products 1.5%
Archer-Daniels-Midland Co.	106,500	4,375,020
J.M. Smucker Co. (The)	2,800	311,332
Tyson Foods, Inc. (Class A Stock)	56,100	4,459,950
		9,146,302
Health Care Providers & Services 3.2%
Acadia Healthcare Co., Inc.*(a)	95,500	3,050,270
Cardinal Health, Inc.	121,700	5,565,341
DaVita, Inc.*	22,200	1,328,670
McKesson Corp.	28,200	3,918,390
MEDNAX, Inc.*	168,900	4,149,873
Universal Health Services, Inc. (Class B Stock)	14,800	2,232,728
		20,245,272
Hotels, Restaurants & Leisure 2.0%
Aramark	3,200	115,808
Norwegian Cruise Line Holdings Ltd.*	103,300	5,107,152
Royal Caribbean Cruises Ltd.	63,100	7,341,054
		12,564,014
Household Durables 4.4%
Lennar Corp. (Class A Stock)	119,563	5,687,612
Mohawk Industries, Inc.*	37,839	4,718,145
Newell Brands, Inc.	386,451	5,483,739
PulteGroup, Inc.	150,147	4,731,132
Toll Brothers, Inc.	151,633	5,454,239
Whirlpool Corp.	12,800	1,862,144
		27,937,011
Insurance 6.0%
American Financial Group, Inc.	13,400	1,371,892
Athene Holding Ltd. (Class A Stock)*	14,300	584,298

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
CNA Financial Corp.	97,028	$ 4,646,671
Hartford Financial Services Group, Inc. (The)	85,700	4,938,891
Lincoln National Corp.	21,881	1,429,705
Loews Corp.	77,236	4,135,215
Old Republic International Corp.	127,900	2,917,399
Principal Financial Group, Inc.	116,900	6,784,876
Reinsurance Group of America, Inc.	37,700	5,878,184
Unum Group	165,500	5,287,725
		37,974,856
Internet & Direct Marketing Retail 0.8%
Qurate Retail, Inc.*	361,500	5,111,610
IT Services 1.1%
Alliance Data Systems Corp.	700	109,844
DXC Technology Co.	123,700	6,898,749
		7,008,593
Machinery 2.5%
Cummins, Inc.	27,400	4,493,600
Gates Industrial Corp. PLC*	68,100	747,738
PACCAR, Inc.	114,900	8,059,086
Wabtec Corp.	32,300	2,509,064
		15,809,488
Media 3.0%
Discovery, Inc. (Class A Stock)*(a)	97,900	2,967,349
Discovery, Inc. (Class C Stock)*	131,300	3,707,912
DISH Network Corp. (Class A Stock)*	79,400	2,688,484
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	72,500	3,018,175
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	82,000	3,432,520
News Corp. (Class A Stock)	216,100	2,843,876
		18,658,316
Metals & Mining 5.1%
Alcoa Corp.*	230,000	5,172,700
Freeport-McMoRan, Inc.	603,200	6,671,392
Newmont Goldcorp Corp.	22,200	810,744
Nucor Corp.	105,900	5,758,842
Reliance Steel & Aluminum Co.	58,690	5,866,066

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining (cont’d.)
Steel Dynamics, Inc.	97,800	$ 3,081,678
United States Steel Corp.(a)	329,300	4,949,379
		32,310,801
Mortgage Real Estate Investment Trusts (REITs) 4.6%
AGNC Investment Corp.	362,200	6,208,108
Annaly Capital Management, Inc.	717,824	6,855,219
Chimera Investment Corp.	160,000	3,084,800
MFA Financial, Inc.	533,600	3,831,248
New Residential Investment Corp.	206,500	3,239,985
Starwood Property Trust, Inc.	109,300	2,539,039
Two Harbors Investment Corp.	244,100	3,285,586
		29,043,985
Multiline Retail 1.6%
Kohl’s Corp.	79,500	4,281,870
Macy’s, Inc.	255,800	5,814,334
		10,096,204
Multi-Utilities 0.7%
Consolidated Edison, Inc.	24,833	2,109,812
Public Service Enterprise Group, Inc.	11,000	628,650
Sempra Energy	13,100	1,774,133
		4,512,595
Oil, Gas & Consumable Fuels 8.1%
Antero Resources Corp.*(a)	411,594	1,897,448
Apache Corp.	118,300	2,888,886
Centennial Resource Development, Inc. (Class A Stock)*	353,600	2,103,920
Cimarex Energy Co.	3,100	157,077
Concho Resources, Inc.	47,100	4,600,728
Devon Energy Corp.	114,100	3,080,700
Diamondback Energy, Inc.	26,700	2,761,581
EQT Corp.	319,900	4,833,689
HollyFrontier Corp.	120,400	5,992,308
Marathon Oil Corp.	466,500	6,563,655
Murphy Oil Corp.	94,300	2,266,972
Noble Energy, Inc.	118,900	2,625,312
Parsley Energy, Inc. (Class A Stock)*	265,400	4,402,986
PBF Energy, Inc. (Class A Stock)	134,000	3,742,620

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Range Resources Corp.(a)	439,400	$ 2,500,186
Williams Cos., Inc. (The)	18,200	448,448
		50,866,516
Paper & Forest Products 0.8%
Domtar Corp.(a)	123,600	5,246,820
Pharmaceuticals 1.1%
Mylan NV*	332,289	6,944,840
Real Estate Management & Development 0.1%
Jones Lang LaSalle, Inc.	4,600	670,174
Road & Rail 1.6%
Knight-Swift Transportation Holdings, Inc.	147,500	5,286,400
Ryder System, Inc.	88,341	4,705,042
		9,991,442
Semiconductors & Semiconductor Equipment 0.1%
ON Semiconductor Corp.*	14,800	318,348
Specialty Retail 1.3%
AutoNation, Inc.*(a)	95,800	4,663,544
Gap, Inc. (The)	54,700	1,066,650
Penske Automotive Group, Inc.	49,100	2,257,127
		7,987,321
Technology Hardware, Storage & Peripherals 2.1%
Hewlett Packard Enterprise Co.	495,900	7,126,083
Western Digital Corp.	10,200	549,678
Xerox Corp.	165,000	5,296,500
		12,972,261
Textiles, Apparel & Luxury Goods 1.1%
PVH Corp.	62,300	5,539,716
Tapestry, Inc.	46,400	1,435,152
		6,974,868
Thrifts & Mortgage Finance 0.0%
MGIC Investment Corp.*	18,200	233,870

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors 1.7%
Air Lease Corp.(a)	128,800	$ 5,382,552
United Rentals, Inc.*	3,600	455,580
WESCO International, Inc.*	93,000	4,718,820
		10,556,952
Wireless Telecommunication Services 0.3%
Telephone & Data Systems, Inc.	47,800	1,545,852

Total Common Stocks (cost $645,329,667)		629,523,867
Exchange-Traded Fund 0.2%
iShares Russell Mid-Cap Value ETF (cost $1,270,516)	14,100	1,267,167

Total Long-Term Investments (cost $646,600,183)		630,791,034

Short-Term Investments 3.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	452,281	452,281
PGIM Institutional Money Market Fund (cost $21,284,791; includes $21,225,737 of cash collateral for securities on loan)(b)(w)	21,286,139	21,290,397

Total Short-Term Investments (cost $21,737,072)		21,742,678

TOTAL INVESTMENTS 103.5% (cost $668,337,255)		652,533,712
Liabilities in excess of other assets (3.5)%		(22,265,275)

Net Assets 100.0%		$ 630,268,437

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $20,568,227; cash collateral of $21,225,737 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Other information regarding the Fund is available in each Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).